Summarize the Company's Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Line Items]
Total interest income	$ 4,011	$ 4,135	$ 4,134	$ 4,097	$ 4,251	$ 4,233	$ 4,222	$ 4,319
Total interest expense	606	615	620	626	658	750	795	830	2,467	3,033
Net interest income	3,405	3,520	3,514	3,471	3,593	3,483	3,427	3,489	13,910	13,992
Provision for loan losses	231	225	216	216	228	354	340	319	888	1,241
Other income	926	975	959	838	886	1,791	795	740	414	428
Gain on sale of securities - net					0	0	0	0
General, administrative and other expense	3,105	3,256	3,299	3,486	3,421	3,834	3,332	3,408
Income before income taxes	995	1,014	958	607	830	1,086	550	502	3,574	2,968
Federal income taxes	263	296	242	122	231	7	81	37	923	356
Net income	$ 732	$ 718	$ 716	$ 485	$ 599	$ 1,079	$ 469	$ 465	$ 2,651	$ 2,612
Earnings per share
Basic	$ 0.16	$ 0.14	$ 0.14	$ 0.10	$ 0.12	$ 0.22	$ 0.10	$ 0.09	$ 0.54	$ 0.53
Diluted	$ 0.15	$ 0.14	$ 0.14	$ 0.10	$ 0.12	$ 0.22	$ 0.10	$ 0.09	$ 0.53	$ 0.53